Derivatives and Hedge Accounting Activities (Selected Information Related to Gains (Losses) on Cash Flow Hedges Included in AOCI) (Detail) $ in Millions	9 Months Ended
Sep. 30, 2019 USD ($)
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (502)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(47)
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	(46)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(1)
Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	(101)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(8)
Commodity | Other Energy Contract
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	2
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ 2
Maximum Term	6 months
Commodity | Natural Gas
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (6)
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (5)
Maximum Term	27 months
Commodity | Electricity
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 9
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ 8
Maximum Term	15 months
Interest rate
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (512)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (49)
Maximum Term	387 months
Interest rate | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (46)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (1)
Maximum Term	387 months
Interest rate | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (108)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (7)
Maximum Term	303 months
Foreign currency
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 5
Foreign currency, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (3)
Maximum Term	81 months
Foreign currency | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 5
Foreign currency, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (3)
Maximum Term	81 months
NGLs | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 2
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ 2
Maximum Term	6 months